IntraNav Acquisition (Details) - Schedule of Purchase Price Allocations Relating to the Acquisition - 12 months ended Dec. 31, 2022 $ in Thousands	USD ($)	EUR (€)	EUR (€)
Schedule of Purchase Price Allocations Relating to the Acquisition [Abstract]
Cash Considerations (EUR)	$ 22,132	€ 1,000,000
Less: IntraNav’s indebtedness in excess of EUR 150,000
Total Purchase Price (EUR)	32,132	€ 1,000,000
Total Purchase Price (USD) – at 1.13249 USD per EUR	$ 22,283		€ 1,132,490